Acquisitions of Subsidiaries - Summary of consideration transferred (Detail) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Apr. 30, 2022 HKD ($)	Feb. 28, 2022 HKD ($)
AMTD Digital [Member]
Disclosure of detailed information about business combination [line items]
Fair value of previously held equity interest				$ 1,271,643,878
Ordinary shares of the Company				7,756,228,581
Cash transferred	$ 993			$ 9,027,872,459
L'Officiel [member]
Disclosure of detailed information about business combination [line items]
Cash transferred		$ 492,824,872	$ 492,824,872